FVM - Valuation adjustments: Deferred day-1 P&L (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Deferred Day-1 Profit Or Loss [Line Items]
Unrealized gain / (loss) on own credit	$ 253
Model valuation adjustments for spread between own credit adjustments and LIBOR volatility	(65)
(Profit) / loss recognized in the income statement, Debt issued designated at fair value	196
UBS AG
Deferred Day-1 Profit Or Loss [Line Items]
Unrealized gain / (loss) on own credit	253
Model valuation adjustments for spread between own credit adjustments and LIBOR volatility	(65)
(Profit) / loss recognized in the income statement, Debt issued designated at fair value	$ 196